Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments in the Statement of Financial Position (Table) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments non-current assets	$ 13,517	$ 935
Financial Instruments current liabilities	(30,266)	(39,537)
Financial Instruments-non current liabilities	(15,557)	(38,087)
Total derivatives	(32,306)	(76,689)
Interest rate swaps
Financial Instruments non-current assets	13,517	935
Financial Instruments current liabilities	(30,266)	(39,537)
Financial Instruments-non current liabilities	$ (15,557)	$ (38,087)